Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Key management personnel of the Group comprise the directors
Compensation of key management personnel:
Key management personnel of the Group comprise the directors and senior management of the Group.

	At 31 December
In USD	2021	2020
Short-term employee benefits	1,287,379	652,175
Provision for end of service benefits	99,487	32,399
Share-based payments	13,360,206	829,746

	14,747,072	1,514,320

No. of key management	7	6

Schedule of Transactions with related parties	Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	At 31 December
In USD	2021	2020
(Repayment)/advances to shareholders	(36,091)	36,091

The following balances are outstanding at the end of the reporting period in relation to the above transactions with related parties:

	At 31 December
In USD	2021	2020
Convertible notes - key management personnel	100,000	—
Advances to shareholders	—	36,091

Short term loans to related parties related to the acquisition of Shotl Transportation during the year by The Group (Note 7).

	At 31 December
In USD	2021	2020
Sister company
Routebox Technologies SL	84,039	—

Shareholders of Shotl Transportation SL
Camina Lab SL	323,338	—
Marfina SL	71,387	—

	394,725	—

	478,764	—